Loans	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Loans

Note 6	Loans (1)(2)

$ millions, as at October 31					2021					2020
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total
Residential mortgages (4)	$251,526	$158	$122	$280	$251,246	$221,165	$151	$212	$363	$220,802
Personal	41,897	106	662	768	41,129	42,222	113	719	832	41,390
Credit card	11,134	–	625	625	10,509	11,389	–	667	667	10,722
Business and government (4)	150,213	508	668	1,176	149,037	135,546	650	1,028	1,678	133,868
	$454,770	$772	$2,077	$2,849	$451,921	$410,322	$914	$2,626	$3,540	$406,782

(1)	Loans are net of unearned income of $591 million (2020: $530 million).
(2)	Includes gross loans of $83.3 billion (2020: $76.6 billion) denominated in U.S. dollars and $9.3 billion (2020: $8.4 billion) denominated in other foreign currencies.
(3)	Includes ECL allowances for customers’ liability under acceptances.
(4)	Includes $16 million of residential mortgages (2020: $63 million) and $25,651 million of business and government loans (2020: $23,291 million) that are measured at FVTPL.

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the year ended October 31				2021
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$51	$161	$151	$363
Originations net of repayments and other derecognitions	16	(13)	(21)	(18)
Changes in model	7	(8)	24	23
Net remeasurement (1)	(123)	22	68	(33)
Transfers (1)
– to 12-month ECL	119	(104)	(15)	–
– to lifetime ECL performing	(9)	27	(18)	–
– to lifetime ECL credit-impaired	–	(16)	16	–
Provision for (reversal of) credit losses (2)	10	(92)	54	(28)
Write-offs (3)	–	–	(27)	(27)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(17)	(17)
Foreign exchange and other	(2)	(6)	(6)	(14)
Balance at end of year	$59	$63	$158	$280
Personal
Balance at beginning of year	$204	$546	$113	$863
Originations net of repayments and other derecognitions	37	(47)	(9)	(19)
Changes in model	(19)	33	–	14
Net remeasurement (1)	(309)	281	179	151
Transfers (1)
– to 12-month ECL	287	(281)	(6)	–
– to lifetime ECL performing	(47)	62	(15)	–
– to lifetime ECL credit-impaired	(1)	(47)	48	–
Provision for (reversal of) credit losses (2)	(52)	1	197	146
Write-offs (3)	–	–	(266)	(266)
Recoveries	–	–	70	70
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	(2)	–	(4)	(6)
Balance at end of year	$150	$547	$106	$803
Credit card
Balance at beginning of year	$136	$572	$–	$708
Originations net of repayments and other derecognitions	–	(66)	–	(66)
Changes in model	(14)	123	–	109
Net remeasurement (1)	(259)	373	83	197
Transfers (1)
– to 12-month ECL	305	(305)	–	–
– to lifetime ECL performing	(31)	31	–	–
– to lifetime ECL credit-impaired	(1)	(211)	212	–
Provision for (reversal of) credit losses (2)	–	(55)	295	240
Write-offs (3)	–	–	(414)	(414)
Recoveries	–	–	119	119
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$136	$517	$–	$653
Business and government
Balance at beginning of year	$453	$683	$652	$1,788
Originations net of repayments and other derecognitions	31	(35)	(35)	(39)
Changes in model	(12)	(26)	1	(37)
Net remeasurement (1)	(302)	(19)	197	(124)
Transfers (1)
– to 12-month ECL	198	(173)	(25)	–
– to lifetime ECL performing	(63)	79	(16)	–
– to lifetime ECL credit-impaired	(4)	(30)	34	–
Provision for (reversal of) credit losses (2)	(152)	(204)	156	(200)
Write-offs (3)	–	–	(279)	(279)
Recoveries	–	–	14	14
Interest income on impaired loans	–	–	(20)	(20)
Foreign exchange and other	(24)	(30)	(15)	(69)
Balance at end of year	$277	$449	$508	$1,234
Total ECL allowance (4)	$622	$1,576	$772	$2,970
Comprises:
Loans	$551	$1,526	$772	$2,849
Undrawn credit facilities and other off-balance sheet exposures (5)	71	50	–	121

(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans, and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(3)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at October 31, 2021 (2020: $16 million), $13 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (2020: $14 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2021 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our consolidated balance sheet.
(6)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.

$ millions, as at or for the year ended October 31				2020
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (6)	Total
Residential mortgages
Balance at beginning of year	$28	$43	$140	$211
Originations net of repayments and other derecognitions	9	(12)	(17)	(20)
Changes in model	(3)	30	–	27
Net remeasurement (1)	(21)	123	73	175
Transfers (1)
– to 12-month ECL	61	(51)	(10)	–
– to lifetime ECL performing	(23)	39	(16)	–
– to lifetime ECL credit-impaired	–	(10)	10	–
Provision for (reversal of) credit losses (2)	23	119	40	182
Write-offs (3)	–	–	(16)	(16)
Recoveries	–	–	6	6
Interest income on impaired loans	–	–	(19)	(19)
Foreign exchange and other	–	(1)	–	(1)
Balance at end of year	$51	$161	$151	$363
Personal
Balance at beginning of year	$174	$271	$128	$573
Originations net of repayments and other derecognitions	37	(51)	(12)	(26)
Changes in model	(13)	181	–	168
Net remeasurement (1)	(186)	378	247	439
Transfers (1)
– to 12-month ECL	300	(292)	(8)	–
– to lifetime ECL performing	(108)	126	(18)	–
– to lifetime ECL credit-impaired	–	(67)	67	–
Provision for (reversal of) credit losses (2)	30	275	276	581
Write-offs (3)	–	–	(353)	(353)
Recoveries	–	–	66	66
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	–	–	1	1
Balance at end of year	$204	$546	$113	$863
Credit card
Balance at beginning of year	$145	$340	$–	$485
Originations net of repayments and other derecognitions	(3)	(69)	–	(72)
Changes in model	(6)	59	–	53
Net remeasurement (1)	(223)	674	89	540
Transfers (1)
– to 12-month ECL	281	(281)	–	–
– to lifetime ECL performing	(58)	58	–	–
– to lifetime ECL credit-impaired	–	(209)	209	–
Provision for (reversal of) credit losses (2)	(9)	232	298	521
Write-offs (3)	–	–	(409)	(409)
Recoveries	–	–	111	111
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$136	$572	$–	$708
Business and government
Balance at beginning of year	$239	$158	$378	$775
Originations net of repayments and other derecognitions	51	(45)	(20)	(14)
Changes in model	14	(1)	(1)	12
Net remeasurement (1)	264	594	349	1,207
Transfers (1)
– to 12-month ECL	113	(103)	(10)	–
– to lifetime ECL performing	(201)	210	(9)	–
– to lifetime ECL credit-impaired	(21)	(121)	142	–
Provision for (reversal of) credit losses (2)	220	534	451	1,205
Write-offs (3)	–	–	(157)	(157)
Recoveries	–	–	9	9
Interest income on impaired loans	–	–	(21)	(21)
Foreign exchange and other	(6)	(9)	(8)	(23)
Balance at end of year	$453	$683	$652	$1,788
Total ECL allowance (4)	$844	$1,962	$916	$3,722
Comprises:
Loans	$735	$1,891	$914	$3,540
Undrawn credit facilities and other off-balance sheet exposures (5)	109	71	2	182
See previous page for footnote references.

Inputs, assumptions and model techniques
Our ECL allowances are estimated using complex models that incorporate inputs, assumptions and model techniques that involve a high degree of management judgment. In particular, the following ECL elements are subject to a high level of judgment that can have a significant impact on the level of ECL allowances provided:
•	Determining when a significant increase in credit risk (SICR) of a loan has occurred;
•	Measuring both 12-month and lifetime credit losses; and
•	Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios driven by the changes in the macroeconomic environment.
In addition, the interrelationship between these elements is also subject to a high degree of judgment which can also have a significant impact on the level of ECL recognized.
The uncertainties inherent in the
COVID-19
pandemic have increased the level of judgment applied in respect of all these elements as discussed below. Actual credit losses could differ materially from those reflected in our estimates.
Determining when a significant increase in credit risk has occurred
The determination of whether a loan has experienced a SICR has a significant impact on the level of ECL allowance as loans that are in stage 1 are measured at
12-month
ECL, while loans in stage 2 are measured at lifetime ECL. Migration of loans between stage 1 and stage 2 can cause significant volatility in the amount of the recognized ECL allowances and the provision for credit losses in a particular period.
For the majority of our retail loan portfolios, we determine a SICR based on relative changes in the loan’s lifetime PD since its initial recognition. The PDs used for this purpose are the expected value of our upside, downside and base case lifetime PDs. Significant judgment is involved in determining the upside, downside and base case lifetime PDs through the incorporation of forward-looking information into long-run
PDs, in determining the probability weightings of the scenarios, and in determining the relative changes in PDs that are indicative of a SICR for our various retail products. Increases in the expected PDs or decreases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 1 to stage 2, which in turn can cause a significant increase in the amount of ECL allowances recognized. In contrast, decreases in the expected PDs or increases in the thresholds for changes in PDs that are indicative of a SICR can cause significant migration of loans from stage 2 to stage 1.
For the majority of our business and government loan portfolios, we determine a SICR based on relative changes in internal risk ratings since initial recognition. Significant judgment is involved in the determination of the internal risk ratings. Deterioration or improvement in the risk ratings or adjustments to the risk rating downgrade thresholds used to determine a SICR can cause significant migration of loans and securities between stage 1 and stage 2, which in turn can have a significant impact on the amount of ECL allowances recognized.
While potentially significant to the level of ECL allowances recognized, the thresholds for changes in PDs that are indicative of a SICR for our retail portfolios and the risk rating downgrade thresholds used to determine a SICR for our business and government loan portfolios are not expected to change significantly over time.
All loans on which repayment of principal or payment of interest is contractually 30 days in arrears and all business and government loans that have migrated to the watch list risk rating are normally automatically migrated to stage 2 from stage 1.
As at October 31, 2021, if the ECL for the stage 2 performing loans were measured using stage 1 ECL as opposed to lifetime ECL, the expected credit losses would be $731 million lower than the total recognized IFRS 9 ECL on performing loans (2020: $743 million).
Impact of the
COVID-19
pandemic
The determination of whether a SICR has occurred in the
COVID-19
pandemic required a heightened application of judgment in a number of areas, including with respect to the evaluation of the evolving macroeconomic environment, and the impact of client relief programs and government support.
Consistent with guidance issued by the IASB, interest or principal deferments pursuant to various relief programs provided to both our retail and business and government clients during the early stages of the pandemic had not automatically resulted in a SICR that would have triggered migration to stage 2 by reason only that a deferral under the program was granted. However, the inclusion of a loan in a relief program did not preclude its migration to stage 2 if we determined that there was a SICR based on our assessment of the changes in the risk of a default occurring over the expected life of a loan.
For retail clients and consistent with our past practice, SICR was determined based on an evaluation of the relative increase in lifetime PDs using forward-looking information reflective of our expectations. However, we applied judgment in the degree that our forecasts of certain forward-looking information, including unemployment, should cause a SICR in light of the level of government support provided.
For the majority of our business and government clients, we continued to utilize risk ratings as the primary determinant of a SICR. We applied judgment in the determination of the industries most impacted by the
COVID-19
pandemic and assessed the associated impact on risk ratings after considering the benefit of government support.
Measuring both
12-month
and lifetime expected credit losses
Our ECL models leverage the PD, LGD, and EAD parameters, as well as the portfolio segmentation used to calculate Basel expected loss regulatory adjustments for the portion of our retail and business and government portfolios under the advanced internal ratings-based (AIRB) approach. Adjustments are made to the Basel parameters to meet IFRS 9 requirements, including the conversion of through-the-cycle
and downturn parameters used in the Basel regulatory calculations to point-in-time
parameters used under IFRS 9 that consider forward-looking information. For standardized business and government portfolios, available long-run
PDs, LGDs and EADs are also converted to
point-in-time
parameters through the incorporation of forward-looking information for the purpose of measuring ECL under IFRS 9.
Significant judgment is involved in determining which forward-looking information variables are relevant for particular portfolios and in determining the extent by which through-the-cycle
parameters should be adjusted for forward-looking information to determine point-in-time
parameters. While changes in the set of forward-looking information variables used to convert through-the-cycle
PDs, LGDs and EADs into
point-in-time
parameters can either increase or decrease ECL allowances in a particular period, changes to the mapping of forward-looking information variables to particular portfolios are expected to be infrequent. However, changes in the particular forward-looking information parameters used to quantify point-in-time
parameters will be frequent as our forecasts are updated on a quarterly basis. Increases in the level of pessimism in the forward-looking information variables will cause increases in ECL, while increases in the level of optimism in the forward-looking information variables will cause decreases in ECL. These increases and decreases could be significant in any particular period and will start to occur in the period where our outlook of the future changes.

With respect to the lifetime of a financial instrument, the maximum period considered when measuring ECL is the maximum contractual period over which we are exposed to credit risk. For revolving facilities, such as credit cards, the lifetime of a credit card account is the expected behavioural life. Significant judgment is in
v
olved in the estimate of the expected behavioural life. Increases in the expected behavioural life will increase the amount of ECL allowances, in particular for revolving loans in stage 2.
Impact of the
COVID-19
pandemic
The measurement of ECL in the
COVID-19
pandemic required a heightened application of judgment in a number of areas, including with respect to our expectations concerning the degree to which forward-looking information would correlate with credit losses in the COVID-19 environment which was initially characterized by unprecedented levels of government support and continues to be characterized by low levels of consumer spending and default rates relative to the historical experience in our models. We applied judgment with respect to the degree that certain industries and portfolios would be negatively impacted by the
COVID-19
pandemic, the degree that various government support programs will continue to limit credit losses, and the degree that continued easing of pandemic-related constraints on economic activity is expected to impact business and consumer credit.
Forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios
As indicated above, forward-looking information is incorporated into both our assessment of whether a financial asset has experienced a SICR since its initial recognition and in our estimate of ECL. From analysis of historical data, our risk management function has identified and reflected in our ECL allowance those relevant forward-looking information variables that contribute to credit risk and losses within our retail and business and government loan portfolios. Within our retail loan portfolio, key forward-looking information variables include Canadian unemployment rates, housing prices, gross domestic product (GDP) growth and household debt service ratios. In many cases these variables are forecasted at the provincial level. Housing prices are also forecasted at the municipal level in some cases. Within our business and government loan portfolio, key drivers that impact the credit performance of the entire portfolio include Standard & Poor’s (S&P) 500 growth rates, business credit growth rates, unemployment rates and credit spreads, while forward-looking information variables such as commodity prices and mining activity are significant for certain portfolios, and U.S. unemployment rates and U.S. GDP growth are significant for our U.S. portfolios.
For the majority of our loan portfolios, our forecast of forward-looking information variables is established from a “base case” or most likely scenario that is used internally by management for planning and forecasting purposes. For most of the forward-looking information variables related to our Canadian businesses, we have forecast scenarios by province. In forming the base case scenario, we consider the forecasts of international organizations and monetary authorities such as the Organisation for Economic
Co-operation
and Development (OECD), the International Monetary Fund (IMF), and the Bank of Canada, as well as private sector economists. We then derive reasonably possible “upside case” and “downside case” scenarios using external forecasts that are above and below our base case and the application of management judgment. A probability weighting is assigned to our base case, upside case and downside case scenarios based on management judgment.
The forecasting process is overseen by a governance committee consisting of internal stakeholders from across our bank including Risk Management, Economics, Finance and the impacted SBUs and involves a significant amount of judgment both in determining the forward-looking information forecasts for our various scenarios and in determining the probability weighting assigned to the scenarios. In general, a worsening of our outlook on forecasted forward-looking information for each scenario, an increase in the probability of the downside case scenario occurring, or a decrease in the probability of the upside case scenario occurring will increase the number of loans migrating from stage 1 to stage 2 and increase the estimated ECL allowance. In contrast, an improvement in our outlook on forecasted forward-looking information, an increase in the probability of the upside case scenario occurring, or a decrease in the probability of the downside case scenario occurring will have the opposite impact. It is not possible to meaningfully isolate the impact of changes in the various forward-looking information variables for a particular scenario because of both the interrelationship between the variables and the interrelationship between the level of pessimism inherent in a particular scenario and its probability of occurring.
Impact of the
COVID-19
pandemic
The forecasting of forward-looking information and the determination of scenario weightings in the
COVID-19
pandemic continued to require a heightened application of judgment in a number of areas as our forecast reflects numerous assumptions and uncertainties regarding the economic impact of the
COVID-19
pandemic.
The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at October 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	4.2%	2.4%	5.6%	2.8%	3.1%	1.6%
United States	4.7%	2.2%	5.8%	3.3%	2.8%	1.3%
Unemployment rate
Canada (2)	6.4%	5.9%	6.0%	5.5%	7.3%	6.8%
United States	4.4%	3.9%	3.8%	3.4%	6.0%	5.0%
Canadian Housing Price Index growth (2)	6.1%	2.8%	10.7%	6.3%	2.2%	(2.2)%
S&P 500 Index growth rate	6.1%	4.6%	10.3%	8.6%	(0.6)%	(1.7)%
Canadian household debt service ratio	13.6%	14.4%	13.0%	14.2%	14.1%	14.7%
West Texas Intermediate Oil Price (US$)	$69	$64	$74	$81	$56	$54

(1)	The remaining forecast period is generally two to four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

	Base case		Upside case		Downside case
As at October 31, 2020	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	1.6%	3.8%	3.6%	4.6%	0.03%	2.0%
United States	1.7%	3.5%	3.0%	4.2%	(0.6)%	1.7%
Unemployment rate
Canada (2)	8.7%	6.7%	7.4%	5.9%	9.5%	8.4%
United States	7.4%	4.7%	5.1%	3.5%	9.2%	7.3%
Canadian Housing Price Index growth (2)	2.4%	3.0%	11.2%	10.4%	(6.9)%	(0.8)%
S&P 500 Index growth rate	5.6%	4.8%	11.2%	7.7%	(3.5)%	(5.3)%
Canadian household debt service ratio	13.9%	14.0%	12.8%	13.5%	14.8%	15.0%
West Texas Intermediate Oil Price (US$)	$42	$53	$51	$60	$34	$39

See previous page for footnote references.

As required, the forward-looking information used to estimate expected credit losses reflects our expectations as at October 31, 2021 and October 31, 2020, respectively, and does not reflect changes in expectation as a result of economic forecasts that may have subsequently emerged. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons. Our economic forecasts are made in the context of the continuing recovery underway from the severe downturn experienced in the second calendar quarter of 2020. As at October 31, 2021, our underlying base case projection is characterized by a deceleration in economic activity and a stall in the downward trend of the unemployment rate in the near term due to the likelihood of a modest rise in COVID-19 cases over the winter and continuing global supply chain disruptions. Our base case outlook continues to assume that effective mass vaccinations will further progress over the remainder of calendar 2021 and that the vaccination programs will be able to effectively respond to the new and emerging variants and that governments will respond to future infections of the virus and its variants with targeted health measures rather than broader economic closures. Our base case assumes that economic activity will return to the pre-COVID-19 levels in Canada in the first half of 2022, and that the unemployment rate will reach pre-pandemic levels in the latter half of 2022. Due to the relatively quicker end to large-scale lockdowns in the U.S. relative to Canada, our base case continues to assume that the U.S. will experience full economic recovery slightly before Canada.
The downside case forecast allows for a pullback in economic activity and a rise in the unemployment rate in the near term, if governments have to respond to rising virus cases with stricter measures than assumed under the base case. It also reflects a slower recovery thereafter to a lower level of sustained economic activity and an unemployment rate persistently above where it stood pre-pandemic. Meanwhile, the upside scenario continues to reflect a quicker recovery, with the pre-pandemic
level of activity reached in the fourth calendar quarter of 2021 and continuing at a higher trend level than the base case thereafter.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment, particularly in light of the
COVID-19
pandemic. Although the severity of the virus appears to be diminishing where vaccination rates are high, it remains a threat as case counts continue to rise in some countries and uncertainties remain regarding the pace of global vaccination efforts and the need for additional doses. Assumptions concerning the timing and effectiveness of mass vaccination programs to contain the spread of COVID-19 and its potential new variants such that severe restrictions will no longer need to be imposed by governments to limit the impact of subsequent waves of infection are material to these forecasts.
If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $249 million lower than the recognized ECL as at October 31, 2021 (2020: $204 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $414 million higher than the recognized ECL as at October 31, 2021 (2020: $938 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the SICR that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.
Use of management overlays
Management overlays to ECL allowance estimates are adjustments which we use in circumstances where we judge that our existing inputs, assumptions and model techniques do not capture all relevant risk factors. The emergence of new macroeconomic, microeconomic or political events, along with expected changes to parameters, models or data that are not incorporated in our current parameters, internal risk rating migrations, or forward-looking information are examples of such circumstances.
Impact of the
COVID-19
pandemic
To address the uncertainties inherent in the COVID-19 environment, we utilized management overlays with respect to the impact that the
COVID-19
pandemic was estimated to have on the migration of certain business and government exposures that we believed were the most susceptible to these risks and the resulting measurement of the ECL for those exposures. The mitigating impact of government support measures was considered in the determination of these overlays to the extent not already reflected in our models, particularly in the early stages of the pandemic in 2020. In addition, management overlays were applied with respect to the impact of certain credit metrics and forward-looking information that are not expected to be as indicative of improvements in the credit condition of the portfolios as the historical experience in our models would have otherwise suggested, particularly during the recovery period in 2021.
The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized. Actual credit losses could differ materially from those reflected in our estimates.

The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on the a
p
plication of our
12-month
point-in-time PDs under IFRS 9 to our risk management PD bands within each respective stage for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the MD&A for details on the CIBC risk categories.
Loans
(1)

$ millions, as at October 31				2021				2020
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$162,307	$94	$–	$162,401	$146,139	$2	$–	$146,141
– Very low	49,958	640	–	50,598	45,678	1,166	–	46,844
– Low	22,912	6,547	–	29,459	12,491	6,042	–	18,533
– Medium	364	4,671	–	5,035	232	4,924	–	5,156
– High	–	840	–	840	–	1,054	–	1,054
– Default	–	–	443	443	–	–	654	654
– Not rated	2,160	395	195	2,750	1,810	818	155	2,783
Gross residential mortgages (4)(5)	237,701	13,187	638	251,526	206,350	14,006	809	221,165
ECL allowance	59	63	158	280	51	161	151	363
Net residential mortgages	237,642	13,124	480	251,246	206,299	13,845	658	220,802
Personal
– Exceptionally low	18,608	1	–	18,609	23,302	–	–	23,302
– Very low	5,179	4	–	5,183	1,618	157	–	1,775
– Low	8,091	4,389	–	12,480	8,662	2,497	–	11,159
– Medium	990	2,773	–	3,763	1,265	2,768	–	4,033
– High	252	803	–	1,055	331	769	–	1,100
– Default	–	–	109	109	–	–	140	140
– Not rated	585	60	53	698	513	159	41	713
Gross personal (5)	33,705	8,030	162	41,897	35,691	6,350	181	42,222
ECL allowance	125	537	106	768	179	540	113	832
Net personal	33,580	7,493	56	41,129	35,512	5,810	68	41,390
Credit card
– Exceptionally low	2,065	–	–	2,065	3,285	–	–	3,285
– Very low	715	–	–	715	1,388	–	–	1,388
– Low	4,653	347	–	5,000	2,340	–	–	2,340
– Medium	593	2,195	–	2,788	1,778	1,973	–	3,751
– High	–	435	–	435	–	472	–	472
– Default	–	–	–	–	–	–	–	–
– Not rated	123	8	–	131	135	18	–	153
Gross credit card	8,149	2,985	–	11,134	8,926	2,463	–	11,389
ECL allowance	127	498	–	625	125	542	–	667
Net credit card	8,022	2,487	–	10,509	8,801	1,921	–	10,722
Business and government (6)
– Investment grade	65,963	562	–	66,525	50,691	307	–	50,998
– Non-investment grade	85,764	4,599	–	90,363	80,471	7,319	–	87,790
– Watch list	67	2,985	–	3,052	447	4,291	–	4,738
– Default	–	–	1,033	1,033	–	–	1,359	1,359
– Not rated	174	24	–	198	218	49	–	267
Gross business and government (4)(7)	151,968	8,170	1,033	161,171	131,827	11,966	1,359	145,152
ECL allowance	240	428	508	1,176	380	648	650	1,678
Net business and government	151,728	7,742	525	159,995	131,447	11,318	709	143,474
Total net amount of loans	$430,972	$30,846	$1,061	$462,879	$382,059	$32,894	$1,435	$416,388

(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $19 million (2020: $22 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $15 million were recognized as at October 31, 2021 (2020: $16 million), $13 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (2020: $14 million).
O
ther

f
inancial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at October 31, 2021 and October 31, 2020. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $18 million (2020: $23 million), which were included in Other assets on our consolidated balance sheet.
(3)	As at October 31, 2021, 89% (2020: 93%) of stage 3 impaired loans were either fully or partially collateralized.
(4)	Includes $16 million (2020: $63 million) of residential mortgages and $25,651 million (2020: $23,291 million) of business and government loans that are measured at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Certain prior period amounts were restated.
(7)	Includes customers’ liability under acceptances of $10,958 million (2020: $9,606 million).

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at October 31				2021				2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$130,212	$12	$–	$130,224	$124,690	$8	$–	$124,698
– Very low	12,868	59	–	12,927	6,632	137	–	6,769
– Low	7,937	1,811	–	9,748	8,703	416	–	9,119
– Medium	740	896	–	1,636	909	692	–	1,601
– High	73	495	–	568	263	503	–	766
– Default	–	–	34	34	–	–	28	28
– Not rated	375	8	–	383	411	23	–	434
Gross retail	152,205	3,281	34	155,520	141,608	1,779	28	143,415
ECL allowance	34	29	–	63	36	36	–	72
Net retail	152,171	3,252	34	155,457	141,572	1,743	28	143,343
Business and government (1)
– Investment grade	111,877	524	–	112,401	89,883	149	–	90,032
– Non-investment grade	58,652	1,714	–	60,366	55,910	3,679	–	59,589
– Watch list	19	734	–	753	91	1,665	–	1,756
– Default	–	–	91	91	–	–	129	129
– Not rated	346	9	–	355	795	41	–	836
Gross business and government	170,894	2,981	91	173,966	146,679	5,534	129	152,342
ECL allowance	37	21	–	58	73	35	2	110
Net business and government	170,857	2,960	91	173,908	146,606	5,499	127	152,232
Total net undrawn credit facilities and other off-balance sheet exposures	$323,028	$6,212	$125	$329,365	$288,178	$7,242	$155	$295,575

(1)	Certain prior period amounts were restated.
Net interest income after provision for credit losses

$ millions, for the year ended October 31	2021	2020	2019
Interest income	$14,741	$17,522	$20,697
Interest expense	3,282	6,478	10,146
Net interest income	11,459	11,044	10,551
Provision for (reversal of) credit losses	158	2,489	1,286
Net interest income after provision for credit losses	$11,301	$8,555	$9,265
Modified financial assets and client relief programs
During the early stages of the pandemic, CIBC had been actively engaged in lending activities to support our clients who were experiencing financial hardship caused by the
COVID-19
pandemic, including payment deferral options offered on cards, residential mortgages, personal lending products, and business and government loans. Modification gains or losses resulting from client relief programs were not significant.
As part of CIBC’s usual lending business, from time to time we may modify the contractual terms of loans classified as stage 2 and stage 3 for which the borrower has experienced financial difficulties, through the granting of a concession in the form of below-market rates or terms that we would not otherwise have considered.
During the year ended October 31, 2021, loans classified as stage 2 or stage 3 with an amortized cost of $654 million (2020: $10,498 million) were either modified through the granting of a financial concession in response to the borrower having experienced financial difficulties or were subject to the client relief programs in response to
COVID-19,
in each case before the time of modification or deferral. In addition, the gross carrying amount of previously modified or deferred stage 2 or stage 3 loans that have returned to stage 1 during the year ended October 31, 2021 was $1,461 million (2020: $5,287 million).